SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Number of Units
Granted	1,478,696
Vested and expected to vest	4,052,658
Aggregate intrinsic value
Vested and expected to vest | $	$ 10
RSU [Member]
Number of Units
Unvested at beginning of year	699,679
Granted	1,805,163
Vested	(195,969)
Forfeited	(200,534)
Unvested at end of the year	2,108,339
Vested and expected to vest	1,564,025
Aggregate intrinsic value
Unvested at beginning of year | $	$ 1,805
Unvested at end of the year | $	4,027
Vested and expected to vest | $	$ 2,987